Managed Volatility Growth Portfolio Annual Fund Operating Expenses - Managed Volatility Growth Portfolio	Dec. 31, 2025
Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Distribution and Service (12b-1) Fees	0.05%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.58%	[1],[2]
Expenses (as a percentage of Assets)	0.96%	[3]
Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.58%	[1],[2]
Expenses (as a percentage of Assets)	1.16%	[3]
NAV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.58%	[1],[2]
Expenses (as a percentage of Assets)	0.91%	[3]

[1]	Expense information has been restated to reflect new underlying investment options and asset classes, effective as of July 1, 2026.
[2]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[3]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”